N-6	Aug. 05, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	RiverSource of New York Account 8
Entity Central Index Key	0000817132
Entity Investment Company Type	N-6
Document Period End Date	Aug. 05, 2024
Amendment Flag	false
RVS VUL 6 NY
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	This supplement updates certain information in the Appendix A – Underlying Funds Available Under the Contract to the most recent prospectus and updating summary prospectus (collectively, the "Prospectus"). Please retain this supplement with your latest printed prospectus for future reference. Except as modified in the supplement, all other terms and information contained in the prospectus remain in effect and unchanged.For Putnam VT Emerging Markets Equity Fund, Putnam VT Focused International Equity Fund, Putnam VT Global Health Care Fund, Putnam VT International Equity Fund, Putnam VT International Value Fund, Putnam VT Large Cap Growth Fund, Putnam VT Large Cap Value Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT Sustainable Future Fund and Putnam VT Sustainable Leaders Fund:Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) is added to the list of sub-advisors pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management, LLC.For Putnam VT Diversified Income Fund, Putnam VT High Yield Fund and Putnam VT Income Fund:Effective July 15, 2024 (“the Effective Date”), Putnam Investment Management, LLC (“Putnam Management”) transferred its management contracts to Franklin Advisers, Inc. (“Franklin Advisers”) (the “Transfer”). As a result of the Transfer, Franklin Advisers replaced Putnam Management as the investment advisor of each fund.In connection with the foregoing, as of the Effective Date, all references to Putnam Management are deleted and replaced with references to Franklin Advisers, Inc. or Franklin Advisers, as the context requires.THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.SUP9111-0001_(08/24)
RVS VUL 6 NY | PutnamVTEmergingMarketsEquityFundMember
Prospectus:
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
RVS VUL 6 NY | PutnamVTFocusedInternationalEquityFundMember
Prospectus:
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
RVS VUL 6 NY | PutnamVTGlobalHealthCareFundMember
Prospectus:
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
RVS VUL 6 NY | PutnamVTInternationalEquityFundMember
Prospectus:
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
RVS VUL 6 NY | PutnamVTInternationalValueFundMember
Prospectus:
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
RVS VUL 6 NY | PutnamVTLargeCapGrowthFundMember
Prospectus:
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
RVS VUL 6 NY | PutnamVTLargeCapValueFundMember
Prospectus:
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
RVS VUL 6 NY | PutnamVTResearchFundMember
Prospectus:
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
RVS VUL 6 NY | PutnamVTSmallCapValueFundMember
Prospectus:
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
RVS VUL 6 NY | PutnamVTSustainableFutureFundMember
Prospectus:
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
RVS VUL 6 NY | PutnamVTSustainableLeadersFundMember
Prospectus:
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
RVS VUL 6 NY | PutnamVTDiversifiedIncomeFundMember
Prospectus:
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
RVS VUL 6 NY | PutnamVTHighYieldFundMember
Prospectus:
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
RVS VUL 6 NY | PutnamVTIncomeFundMember
Prospectus:
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.